RELATED PARTY TRANSACTIONS - MATERIAL TRANSACTIONS WITH CSRG AND OTHER RAILWAY COMPANIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Services received and purchases made
Payment of short term leases	¥ 684,037,000
CSRG [member]
Services received and purchases made
Payment of short term leases	436,323,000
Transportation related services [member]
Services received and purchases made
Provision of repair and maintenance services by related parties (iv)	1,073,731,000	$ 154,232		¥ 917,898,000	¥ 879,597,000
Transportation related services [member] | CSRG Group [member]
Provision of services and sales of goods
Provision of train transportation services to related parties (i)	69,958,000			63,364,000	81,396,000
Revenues from railway operation service provided to related parties (iii)	2,392,333,000			2,012,880,000	1,800,692,000
Revenue from rendering of services	4,941,306,000			4,604,141,000	3,759,807,000
Services received and purchases made
Provision of train transportation services by related parties (i)	37,408,000			283,490,000	306,208,000
Cost from services received and purchase made	2,145,173,000			2,444,636,000	1,701,799,000
Transportation related services [member] | CSRG Group [member] | CSRG [member]
Provision of services and sales of goods
Revenues for services provided to related parties (ii)	2,479,015,000			2,527,897,000	1,877,719,000
Services received and purchases made
Cost for services provided by related parties (ii)(vi)	2,107,765,000			2,161,146,000	1,395,591,000
Other businesses [member] | CSRG Group [member]
Provision of services and sales of goods
Provision of repairing services for cargo trucks to related parties (ii)	370,990,000			337,432,000	333,917,000
Sales of materials and supplies to related parties (iv)	8,330,000			9,099,000	7,185,000
Provision of apartment leasing services to related parties (iv)	574,000			617,000	722,000
Revenue from rendering of services	379,894,000			347,148,000	341,824,000
Services received and purchases made
Provision of repair and maintenance services by related parties (iv)	29,066,000			9,440,000	31,089,000
Purchase of materials and supplies from related parties (iv)	23,968,000			27,743,000	19,258,000
Provision of construction services by related parties (v)	23,636,000			1,417,000	0
Cost from services received and purchase made	¥ 76,670,000			¥ 38,600,000	¥ 50,347,000

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.